Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
“Expected” income taxes (benefit)	$ 464,567	$ (67,704)	$ 1,384,030
State income taxes, net of federal benefit	25,751	10,217	136,875
Provision to return reconciliation adjustment	81,100	11,516	(13,721)
Excess tax benefits related to share-based compensation	(11,875)	(44,562)	(9,118)
PPP Loan forgiveness	0	0	(1,046,094)
Non-deductible life insurance premiums	5,527	5,527	5,527
Other differences, net	11,918	4,338	1,642
Change in valulation allowance	(431,264)	105,361	(479,039)
Reported income tax expense (benefit)	$ 145,724	$ 24,693	$ (19,898)